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                        PBHG Insurance Series Fund, Inc.
-------------------------------------------------------------------------------

                         PBHG Large Cap Growth Portfolio







                                                              Semi-Annual Report
                                                                   June 30, 1998


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       PBHG Insurance Series Fund, Inc.
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       PBHG Large Cap Growth Portfolio

Dear Shareholder:

The PBHG Insurance Series Fund, Inc. -- PBHG Large Cap Growth Portfolio reached the midway point of the current fiscal year on June 30, 1998, generating a total return of 19.37% since January 1, 1998. Over this same time period, the Russell 1000 Growth Index and S&P 500 Index produced total returns of 20.38% and 17.74%, respectively. On a trailing twelve months basis, the Portfolio has advanced 30.89% compared to the S&P 500 Index advance of 30.21%. The common theme driving this strong performance was the reporting of better than generally expected financial results by many of our Portfolio holdings. The subsequent upward adjustments to future estimates of earnings and growth rates by Wall Street analysts drove share prices and price/earnings (P/E) multiples higher. This is the essence of bottom-up growth stock or "earnings momentum" investing. The key to success with this investment style is in individual stock selection -- you can't expect to bat 1.000, but you strive to be well above .500.

A review of performance by industry sector shows that technology was by far our biggest contributor, accounting for roughly 52% of the overall year-to-date return. Within this group, the biggest individual contributors to Portfolio performance were America Online (+132%), Dell Computer (+121%), and Lucent Technologies (+108%). The second biggest sector contribution came from the healthcare sector, which accounted for about 22% of the Portfolio's total return. In this sector, the biggest contributors were HBO & Co. (+47%) and Health Management Associates (+32%). The services sector was a close third in terms of positive contribution, accounting for 19% of our total return in the first six months of 1998. The biggest individual contributors here were WorldCom (+60%) and Clear Channel Communications (+37%).

Our only negative return sector over the period was energy. Fortunately, the impact has been negligible, since we have steadily reduced our exposure to this area such that by June 30, 1998, our total exposure was less than 1%. By far our worst individual performer in the period was Cendant Corp., where a share price decline of 49% reduced overall Portfolio performance by nearly 1.2%. Cendant management claimed to suddenly discover "accounting irregularities" at a recently acquired business. Despite facing a 49% negative hit by selling the stock around the time of the announcement, we felt this was the most prudent course of action given the uncertain outcome of additional independent audits of Cendant's accounting practices. Subsequent to June 30, 1998, Cendant management reported that the accounting audit had uncovered more irregularities, causing the stock to decline further, and it now trades well below our exit price of $20.25. Other poorly performing stocks in the period included supply chain management software maker Manugistics (-56%), environmental services provider NewPark Resources (-39%), both of which were sold because of deteriorating fundamental business trends.

The first half of 1998 has been anything but dull. Many macro events impacted equity markets causing investor sentiment to vacillate dramatically. Lingering concerns about the Asian financial crisis pressured the markets in January only to gradually dissipate over the next several months until May, when a number of Asian economies appeared to take a turn for the worse. In June investor sentiment shifted to positive again, focusing on the inflation-dampening impact of the Asian crisis on the U.S. economy. Other developments influencing investors thus far in 1998 included: the steady decline in world oil prices, the emergence of the sub-$1000 PC; the announcements in March (all within a week of each other) from technology bellweathers Intel, Compaq, and Motorola that each would miss 1st quarter estimates; the Dow Jones Industrial Average going above 9000; and the continued wave of high-profile mergers and acquisitions, topped off

                                       1
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       PBHG Insurance Series Fund, Inc.
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       PBHG Large Cap Growth Portfolio

by the record-breaking $83 billion merger of Citicorp and Travelers. All this and the year is only half over!

As we enter the second half of 1998, we remain constructive on the large cap portion of the equity market amid numerous macro influences, both positive and negative. Among the negatives, valuations are at historical highs which heightens short-term risk. In this regard, however, we take some comfort in a very supportive interest rate environment and an economy that keeps humming along. The other key potential negative is the ultimate influence on the U.S. economy of the collapsed Asian economies. We have structured the Portfolio such that our holdings have negligible financial exposure in the region and, in some cases, may actually benefit from the availability of cheaper goods and/or labor. On the positive side, investors continue to buy U.S. equity mutual funds and foreign investors are shifting their capital increasingly to the U.S., as they look for a safer haven following the damage incurred in many emerging markets. This represents additional "buying power" that should help sustain stock valuations. We also believe that a modest slowdown in U.S. economic growth caused by the Asian situation would not necessarily be a bad thing for U.S. investors. Specifically, it should help keep interest rates and inflation in check, which is not only positive for investors but also for those companies (like the ones we strive to own) that are investing in their businesses in order to take advantage of growth opportunities.

Sincerely,



/s/ James D. McCall
------------------------
James D. McCall, CFA
Portfolio Manager


                                       2


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       PBHG Insurance Series Fund, Inc.
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       PBHG Large Cap Growth Portfolio


--------------------------------------------------------------------------------
               TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 1998(1)
--------------------------------------------------------------------------------
                                           Aggregate(2)
                                       ---------------------     Annualized
                                         Six       One Year     Inception to
                                       Months       Return         Date(3)
--------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio        19.37%       30.89%         34.31%
--------------------------------------------------------------------------------


        Comparison of Change in the Value of a $10,000 Investment in the PBHG Large Cap Growth Portfolio, versus the Russell 1000 Growth Index, and the Lipper Growth Funds Average


In the printed version there appears a line graph with the following plot points depicted:


         PBHG Large Cap         Russell 1000        Lipper Growth
        Growth Portfolio       Growth Index(4)     Funds Average(5)

4/97         10,000               10,000                10,000
6/97         10,780               11,151                11,153
9/97         11,961               11,989                12,324
12/97        11,821               12,171                12,173
3/98         13,511               14,015                13,741
6/98         14,112               14,650                13,991




(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) Total returns have not been annualized.

(3) The PBHG Large Cap Growth Portfolio commenced operations on May 1, 1997.

(4) The Russell 1000 Growth Index is an unmanaged index comprised of those securities in the Russell 1000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(5) The Lipper Growth Funds Average is an equally weighted bench-mark composed of mutual funds, each of which normally invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The performance figures are based on changes in net assets value of the funds in the category with all capital gains distributions and income dividends reinvested.


                                       3
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       PBHG Insurance Series Fund, Inc.
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       PBHG Large Cap Growth Portfolio

STATEMENT OF NET ASSETS
As of June 30, 1998

----------------------------------------------------------------------
                                                               Market
                                                               Value
Description                                          Shares    (000)
----------------------------------------------------------------------
COMMON STOCK -- 84.1%
CONSUMER -- 9.9%
ENTERTAINMENT/MOVIES -- 1.8%
Carnival Corporation, Cl A                            2,000   $     79
Premier Parks*                                        1,200         80
----------------------------------------------------------------------
                                                                   159
----------------------------------------------------------------------
FUNERAL HOME/SERVICES -- 0.9%
Service Corporation International                     1,800         77
----------------------------------------------------------------------
                                                                    77
----------------------------------------------------------------------
HOTELS/RESORTS -- 1.0%
Marriot International, Cl A                           2,600         84
----------------------------------------------------------------------
                                                                    84
----------------------------------------------------------------------
RETAIL-APPAREL -- 2.4%
Jones Apparel Group*                                  5,800        212
----------------------------------------------------------------------
                                                                   212
----------------------------------------------------------------------
RETAIL-HOME FURNISHINGS -- 0.3%
Ethan Allen Interiors                                   600         30
----------------------------------------------------------------------
                                                                    30
----------------------------------------------------------------------
RETAIL-OFFICE PRODUCTS/SUPPLIES -- 2.5%
Staples*                                              7,500        217
----------------------------------------------------------------------
                                                                   217
----------------------------------------------------------------------
RETAIL-SPECIALTY -- 1.0%
Borders Group*                                        2,400         89
----------------------------------------------------------------------
                                                                    89
----------------------------------------------------------------------
 TOTAL CONSUMER (COST $685)                                        868
----------------------------------------------------------------------
ENERGY -- 0.8%
CONTRACT DRILLING -- 0.5%
Santa Fe International                                  600         18
Transocean Offshore                                     600         27
----------------------------------------------------------------------
                                                                    45
----------------------------------------------------------------------
DRILL PIPE & TUBULARS -- 0.3%
EVI Weatherford*                                        700         26
----------------------------------------------------------------------
                                                                    26
----------------------------------------------------------------------
 TOTAL ENERGY (COST $103)                                           71
----------------------------------------------------------------------
FINANCIAL -- 6.1%
CONSUMER FINANCE -- 3.4%
Associates First Capital, Cl A                        2,100        161
Newcourt Credit Group                                 2,900        143
----------------------------------------------------------------------
                                                                   304
----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICE -- 1.0%
Heller Financial*                                     2,900         87
----------------------------------------------------------------------
                                                                    87
----------------------------------------------------------------------
MORTGAGE RELATED -- 1.7%
MGIC Investment                                       2,600        148
----------------------------------------------------------------------
                                                                   148
----------------------------------------------------------------------
 TOTAL FINANCIAL (COST $492)                                       539
----------------------------------------------------------------------

----------------------------------------------------------------------
                                                               Market
                                                               Value
Description                                          Shares    (000)
----------------------------------------------------------------------

COMMON STOCK -- CONTINUED
HEALTH -- 17.2%
CONTRACT RESEARCH -- 1.8%
Quintiles Transnational*                              3,300   $    162
----------------------------------------------------------------------
                                                                   162
----------------------------------------------------------------------
DRUGS/PHARMACEUTICALS -- 5.0%
Merck & Company                                         700         94
Pfizer                                                1,400        153
Schering Plough                                         900         83
Watson Pharmaceuticals*                               2,500        117
----------------------------------------------------------------------
                                                                   447
----------------------------------------------------------------------
HOSPITAL -- 2.6%
Health Management Associates, Cl A*                   6,800        227
----------------------------------------------------------------------
                                                                   227
----------------------------------------------------------------------
INFORMATION SYSTEMS -- 2.1%
HBO & Company                                         5,200        183
----------------------------------------------------------------------
                                                                   183
----------------------------------------------------------------------
MEDICAL DEVICES -- 1.7%
Guidant                                               2,100        150
----------------------------------------------------------------------
                                                                   150
----------------------------------------------------------------------
PHARMACEUTICAL SERVICES -- 2.0%
Omnicare                                              4,600        175
----------------------------------------------------------------------
                                                                   175
----------------------------------------------------------------------
SPECIAL OUTPATIENT FACILITY -- 2.0%
HealthSouth*                                          6,500        173
----------------------------------------------------------------------
                                                                   173
----------------------------------------------------------------------
 TOTAL HEALTH (COST $1,234)                                      1,517
----------------------------------------------------------------------
INDUSTRIAL/GENERAL MANUFACTURING -- 4.1%
AUTO-RELATED -- 2.4%
Harley-Davidson                                       5,400        209
----------------------------------------------------------------------
                                                                   209
----------------------------------------------------------------------
MULTI-INDUSTRY -- 1.7%
Danaher                                               7,622        154
----------------------------------------------------------------------
                                                                   154
----------------------------------------------------------------------
 TOTAL INDUSTRIAL/GENERAL MANUFACTURING
   (COST $280)                                                     363
----------------------------------------------------------------------
SERVICE -- 22.8%
COMMERCIAL SERVICES -- 1.5%
Central Parking                                       2,300        107
DST Systems*                                            456         26
----------------------------------------------------------------------
                                                                   133
----------------------------------------------------------------------
COMMUNICATIONS SERVICES -- 2.8%
QWest Communications International*                   1,900         66
Worldcom*                                             3,700        179
----------------------------------------------------------------------
                                                                   245
----------------------------------------------------------------------
EDUCATIONAL SERVICES -- 2.4%
Apollo Group, Cl A*                                   2,100         69
CBT Group PLC ADR*                                    2,700        145
----------------------------------------------------------------------
                                                                   214
----------------------------------------------------------------------

                                       4
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       PBHG Insurance Series Fund, Inc.
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       PBHG Large Cap Growth Portfolio

----------------------------------------------------------------------
                                                               Market
                                                               Value
Description                                          Shares    (000)
----------------------------------------------------------------------
COMMON STOCK -- CONTINUED
ELECTRONIC COMMERCE -- 0.9%
Sterling Commerce*                                    1,700   $     82
----------------------------------------------------------------------
                                                                    82
----------------------------------------------------------------------
ENVIRONMENTAL -- 2.8%
Allied Waste Industries*                              2,000         48
USA Waste Services*                                   4,000        198
----------------------------------------------------------------------
                                                                   246
----------------------------------------------------------------------
INFORMATION/COMPUTER SERVICES -- 0.5%
Gartner Group, Cl A*                                  1,300         46
----------------------------------------------------------------------
                                                                    46
----------------------------------------------------------------------
RADIO/TELEVISION -- 5.1%
Chancellor Media Corporation*                         2,000         99
Clear Channel Communications*                         1,574        172
Jacor Communications*                                 1,500         89
Univision Communications*                             2,400         89
----------------------------------------------------------------------
                                                                   449
----------------------------------------------------------------------
SYSTEMS INTEGRATOR -- 4.6%
Cambridge Technology*                                 2,800        153
Computer Horizons*                                    2,200         82
Keane*                                                3,000        168
----------------------------------------------------------------------
                                                                   403
----------------------------------------------------------------------
TRANSACTIONS PROCESSING -- 2.2%
Fiserv*                                               2,100         89
Saville Systems Ireland ADR*                          2,000        100
----------------------------------------------------------------------
                                                                   189
----------------------------------------------------------------------
 TOTAL SERVICE (COST $1,592)                                     2,007
----------------------------------------------------------------------
TECHNOLOGY -- 22.3%
COMPUTER-MANUFACTURING -- 2.5%
Dell Computer*                                        2,400        223
----------------------------------------------------------------------
                                                                   223
----------------------------------------------------------------------
DATA STORAGE -- 1.4%
EMC*                                                  2,800        125
----------------------------------------------------------------------
                                                                   125
----------------------------------------------------------------------
NETWORKING HARDWARE -- 2.3%
Ascend Communications*                                1,000         50
Cisco Systems*                                        1,650        152
----------------------------------------------------------------------
                                                                   202
----------------------------------------------------------------------
NETWORKING SOFTWARE -- 1.0%
Networks Associates*                                  1,800         86
----------------------------------------------------------------------
                                                                    86
----------------------------------------------------------------------
SEMI-CONDUCTOR MANUFACTURING -- 1.3%
Linear Technology                                     1,900        115
----------------------------------------------------------------------
                                                                   115
----------------------------------------------------------------------
SOFTWARE-CLIENT/SERVER -- 1.5%
Compuware*                                            2,500        128
----------------------------------------------------------------------
                                                                   128
----------------------------------------------------------------------
SOFTWARE-DESKTOP -- 1.5%
Microsoft*                                           12,000        130
----------------------------------------------------------------------
                                                                   130
----------------------------------------------------------------------

----------------------------------------------------------------------
                                                     Shares/
                                                      Face     Market
                                                     Amount    Value
Description                                          (000)     (000)
----------------------------------------------------------------------
COMMON STOCK -- CONCLUDED
SOFTWARE-ENTERPRISE RESOURCE PLANNING -- 3.2%
Edwards J.D. & Company*                               3,200   $    137
PeopleSoft*                                           3,000        141
----------------------------------------------------------------------
                                                                   278
----------------------------------------------------------------------
SOFTWARE-INTERNET -- 2.9%
America Online*                                       2,400        254
----------------------------------------------------------------------
                                                                   254
----------------------------------------------------------------------
SOFTWARE-SYSTEM/MAINFRAME -- 1.5%
BMC Software*                                         2,600        135
----------------------------------------------------------------------
                                                                   135
----------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 3.2%
Lucent Technologies                                   2,000        166
Tellabs*                                              1,600        115
----------------------------------------------------------------------
                                                                   281
----------------------------------------------------------------------
 TOTAL TECHNOLOGY (COST $1,305)                                  1,957
----------------------------------------------------------------------
TRANSPORTATION -- 0.9%
SURFACE -- 0.9%
Coach USA*                                            1,800         82
----------------------------------------------------------------------
 TOTAL TRANSPORTATION (COST $80)                                    82
----------------------------------------------------------------------
   Total Common Stock
     (Cost $5,771)                                               7,404
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 17.0%
Morgan Treasury
 5.72%, dated 6/30/98, matures 7/01/98,
   repurchase price $1,493,950 (Collateralized
   by U.S. Treasury Note total market value
   $1,531,058)(A)                                    $1,494      1,494
----------------------------------------------------------------------
   Total Repurchase Agreement
     (Cost $1,494)                                               1,494
----------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.1%
 (COST $7,265)                                                   8,898
----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.1%)
Other Assets and Liabilities, Net                                 (100)
----------------------------------------------------------------------
NET ASSETS
Paid-in capital (authorized 500 million shares
 - $0.001 par value) based on 623,396
 outstanding shares of common stock                              7,389
Undistributed net investment loss                                  (11)
Accumulated net realized loss on investments                      (213)
Net unrealized appreciation on investments                       1,633
----------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       8,798
----------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE      $  14.11
----------------------------------------------------------------------

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                       5
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       PBHG Insurance Series Fund, Inc.
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       PBHG Large Cap Growth Portfolio


STATEMENT OF OPERATIONS
For the six months ended June 30, 1998 (000) (Unaudited)

INVESTMENT INCOME:
  Dividends.................................................   $    5
  Interest..................................................       21
                                                               ------
    Total Investment Income.................................       26
                                                               ------
EXPENSES:
  Investment Advisory Fees..................................       25
  Administrative Fees.......................................        5
  Custodian Fees............................................        2
  Professional Fees.........................................        4
  Transfer Agent Fees.......................................       12
  Printing Fees.............................................        2
  Directors' Fees...........................................        2
  Amortization of Deferred Organizational Costs.............        1
  Insurance and Other Fees..................................        1
                                                               ------
    Total Expenses..........................................       54
                                                               ------
  Waiver of Investment Advisory Fees........................      (17)
                                                               ------
NET INVESTMENT LOSS.........................................      (11)
                                                               ------
  Net Realized Loss from Security Transactions..............     (152)
  Net Change in Unrealized Appreciation on Investments......    1,401
                                                               ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............    1,249
                                                               ------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............   $1,238
                                                               ------
                                                               ------

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                       6

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       PBHG Insurance Series Fund, Inc.
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       PBHG Large Cap Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the six month period ended June 30, 1998 (unaudited) and the period ended December 31, 1997

                                                              01/01/98   05/01/97(1)
                                                                 TO          TO
                                                              06/30/98    12/31/97
                                                              --------   -----------
INVESTMENT ACTIVITIES:
  Net Investment Loss.......................................      (11)         --
  Net Realized Loss from Security Transactions..............     (152)        (61)
  Net Change in Unrealized Appreciation on Investments......    1,401         232
                                                               ------      ------
  Net Increase in Net Assets Resulting from Operations......    1,238         171
                                                               ------      ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income.....................................       --          --
  Net Realized Gains from Security Transactions.............       --          --
                                                               ------      ------
  Total Distributions.......................................       --          --
                                                               ------      ------
CAPITAL SHARE TRANSACTIONS (A):
  Shares Issued.............................................    6,535       6,225
  Shares Issued upon Reinvestment of Distributions..........       --          --
  Shares Redeemed...........................................   (3,891)     (1,497)
                                                               ------      ------
  Increase in Net Assets Derived from Capital Share
    Transactions............................................    2,644       4,728
                                                               ------      ------
    Total Increase in Net Assets............................    3,882       4,899
                                                               ------      ------
NET ASSETS:
  Beginning of Period.......................................    4,916          17
                                                               ------      ------
  End of Period.............................................    8,798       4,916
                                                               ------      ------
                                                               ------      ------
(A) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................      502         547
  Shares Issued upon Reinvestment of Distributions..........       --          --
  Shares Redeemed...........................................     (295)       (133)
                                                               ------      ------
  Net Increase in Shares Outstanding........................      207         414
                                                               ------      ------
                                                               ------      ------

1. The PBHG Large Cap Growth Portfolio commenced on May 1, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                       7
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       PBHG Insurance Series Fund, Inc.
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       PBHG Large Cap Growth Portfolio

FINANCIAL HIGHLIGHTS
For the period ended June 30, 1998 (Unaudited)
For a Share Outstanding Throughout each Fiscal Year or period


                                    Net                                                                        Net
                                   Asset                   Realized and     Distributions   Distributions     Asset
                                   Value        Net         Unrealized        from Net          from          Value
                                 Beginning   Investment   Gains or Losses    Investment        Capital         End       Total
                                 of Period      loss       on Securities       Income           Gains       of Period   Return**
--------------------------------------------------------------------------------------------------------------------------------
1998..........................    $11.82      $ (0.02)         $2.31              --           --            $14.11      19.37%
1997(1).......................    $10.00           --           1.82              --           --            $11.82      18.20%

                                                                          Ratio       Ratio of
                                                                      of Expenses    Net Income
                                   Net         Ratio       Ratio of    to Average    to Average
                                 Assets     of Expenses   Net Income   Net Assets    Net Assets      Portfolio
                                   End      to Average    to Average   (Excluding    (Excluding      Turnover
                                of Period   Net Assets    Net Assets    Waivers)      Waivers)         Rate

1998..........................   $8,798       1.10%*        (0.32)%*     1.61%*       (0.83)%*         28.48%
1997(1).......................    4,916       1.10%*         0.00%*      5.21%*       (4.11)%*         37.42%

 *  Annualized.
**  Total return has not been annualized.
(1) The PBHG Large Cap Growth Portfolio commenced operations on May 1, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                       8
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       PBHG Insurance Series Fund, Inc.
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       PBHG Large Cap Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
As of June 30, 1998

1.  ORGANIZATION

The PBHG Large Cap Growth Portfolio (the "Portfolio") is a series of the PBHG Insurance Series Fund, Inc. (the "Fund"), a Maryland corporation. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and six others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Large Cap Value Portfolio (the "Large Cap Value Portfolio"), the PBHG Select 20 Portfolio (the "Select 20 Portfolio") and the PBHG Mid-Cap Value Portfolio (the "Mid-Cap Value Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is classified as a diversified management investment company, with the exception of the Select 20 Portfolio which is classified as a nondiversified management investment company. The financial statements presented herein do not include the Growth II Portfolio, the Technology & Communications Portfolio, the Small Cap Value Portfolio, the Large Cap Value Portfolio, and the Select 20 Portfolio, which are presented separately, or the Mid-Cap Value Portfolio, which has not yet commenced operations. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. At June 30, 1998, 99% of the outstanding shares of the Portfolio were held by the separate accounts of one participating Insurance Company.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Portfolios that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid price and asked price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income of each Portfolio are declared annually, if available. Distributions of net realized capital gains, of each Portfolio, are generally made to shareholders annually, if available. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Fund have been equally allocated to each Portfolio, except the Mid-Cap Value Portfolio and are being amortized on a straight line basis over a period of sixty months. In the event that any of the initial shares of each Portfolio are redeemed by any holder thereof during the period that each Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.75% of the average daily net assets of


                                       9
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       PBHG Insurance Series Fund, Inc.
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       PBHG Large Cap Growth Portfolio


the Large Cap Growth Portfolio. In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Large Cap Growth Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.10%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Large Cap Growth Portfolio to exceed 1.10%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's net assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.10%, and
(iii) the payment of such reimbursement is approved by the Board of Directors on a quarterly basis. At June 30, 1998, the amount of advisory fee waiver and reimbursement of third party expenses by the Adviser subject to possible reimbursement was $69,272.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Investments Mutual Funds Services (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator paid the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to the first $2.5 billion of the total average daily net assets of (i) the Fund, and (ii) The PBHG Funds, Inc., another family of funds managed by the Adviser, and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc. in excess of $2.5 billion. Effective May 1, 1998 the Administrator will pay the Sub-Administrator a fee equal to the greater of $35,000 per Portfolio and $5,000 per additional class of shares or at the annual rate of 0.040% with respect to the first $2.5 billion of the average daily net assets of (i) the Fund, (ii) PBHG Funds, Inc., and (iii) PBHG Advisor Funds, Inc., other fund families managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.025% of the next $7.5 billion of the average daily net assets of each Portfolio in the PBHG Fund Family, and 0.020% of the average daily net assets of each Portfolio in the PBHG Fund Family in excess of $10 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. First Union Bank, N.A. serves as the custodian for the Fund.

Effective January 2, 1998 the Fund entered into a shareholder servicing agreement with PBHG Fund Services to provide shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with UAM Shareholder Service Center, Inc. to assist in the provision of these services.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Large Cap Growth Portfolio for the six months ended June 30, 1998, amounted to $3,278,819 and $1,713,347, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Large Cap Growth Portfolio for federal income tax purposes at June 30, 1998, amounted to $1,724,394 and $91,204, respectively. The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at June 30, 1998 was not materially different from amounts reported for financial reporting purposes. At December 31, 1997 the Large Cap Growth Portfolio had a $60,546 capital loss carryforward, expiring in December 2005, which can be used to offset future capital gains.

5.  LINE OF CREDIT

Each Portfolio may borrow, an amount up to its prospectus defined limitations, from a committed line of credit available to (i) the Fund, (ii) The PBHG Funds, Inc. and (iii) PBHG Advisor Funds, Inc. The line of credit will bear interest at the Federal Funds Rate plus 0.40%. The Portfolio had no outstanding borrowing at June 30, 1998, or at any time during the six months ended June 30, 1998.

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                                     [LOGO]
                        PBHG Insurance Series Fund, Inc.


                               Investment Adviser
                        Pilgrim Baxter & Associates, Ltd.

                                   Distributor
                        SEI Investments Distribution, Co.